CONVERTIBLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Authorized, Issued and Outstanding Convertible Preferred Stock	The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of Legacy Hyperfine immediately prior to the Business Combination:

Class	Year of Class Issuance	Issuance Price per share	Shares Authorized	Shares Issued and Outstanding	Total Proceeds or Exchange Value	Issuance Costs	Net Carrying Value	Initial Liquidation Price per share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$998	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,586,210	31,586,210	59,382	234	59,148	1.88
Series D	2020-2021	2.15	62,577,618	41,970,981	90,237	136	90,101	2.15

			129,788,828	109,182,191	$159,119	$372	$158,747

The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of Legacy Hyperfine as of December 31, 2020:

Class	Year of Class Issuance	Issuance Price per share	Shares Authorized	Shares Issued and Outstanding	Total Proceeds or Exchange Value	Issuance Costs	Net Carrying Value	Initial Liquidation Price per share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$998	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,586,210	31,586,210	59,382	234	59,148	1.88
Series D	2020	2.15	62,577,618	27,799,648	59,769	129	59,640	2.15

			129,788,828	95,010,858	$128,651	$365	$128,286